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Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

                                   May 5, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re:   Metropolitan Life Separate Account UL
           File No. 033-57320 (MetFlex)
           Rule 497(j) Certification
           ------------------------------------------

Commissioners:

     On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account UL (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus, Supplement and Statement of Additional Information ("SAI") being used for MetFlex variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus, Supplement and SAI for that product contained in the Post-Effective Amendment No. 23 for the Account filed electronically with the Commission on April 16, 2010.

     If you have any questions, please contact me at (617) 578-3031.

                                                     Sincerely,

                                                     /s/ John E. Connolly, Jr.
                                                     -------------------------
                                                     John E. Connolly, Jr.
                                                     Assistant General Counsel